SHAREHOLDERS' EQUITY (Options Granted to Non-Employee Consultants) (Details) - Equity Option [Member]	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	38,193
Exercisable	38,193
Equity Issuance Date One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	2,793
Exercise price | $ / shares	$ 0.3
Exercisable	2,793
Exercisable Through	Sep. 09, 2017
Equity Issuance Date Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	30,000
Exercise price | $ / shares	$ 0.67
Exercisable	30,000
Exercisable Through	Jan. 25, 2021
Equity Issuance Date Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	5,400
Exercise price | $ / shares	$ 2.34
Exercisable	5,400
Exercisable Through	Jan. 09, 2023